Note Payable, Net (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 01, 2022	Jun. 30, 2023	May 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2022
Note Payable, Net [Line Items]
Principal amount				$ 5,800,000		$ 5,800,000	$ 5,800,000
Interest percentage								11.00%
Secured amount				4,800,000		4,800,000
Borrowed amount			$ 1,000,000				1,000,000
Amortization of debt issuance costs				29,807	$ 29,807	119,228	106,557
Interest expense related to note payable				164,500	$ 164,500	658,000	$ 606,722
Promissory Note [Member]
Note Payable, Net [Line Items]
Principal amount				4,800,000		4,800,000		$ 4,800,000
Interest payment	$ 44,000	$ 10,833
Principal payment				$ 4,800,000		$ 480,000
Accrued interest		$ 1,000,000
Annual rate		13.00%